SPROTT LOAN (Narrative) (Details) - USD ($) $ in Thousands		6 Months Ended
	Aug. 15, 2019	Feb. 29, 2020	Aug. 31, 2019
Disclosure Of Sprott Loan Line Items
Shares issued for loan facilities			$ 1,000
Shares issued for loan facilities (Shares)			800,000
Sprott Facility [Member]
Disclosure Of Sprott Loan Line Items
Advanced amount of principal senior secured credit facility	$ 20,000
Description of loan secured credit facility	The loan was drawn August 21, 2019 and is due August 21, 2021 with the Company holding the option to extend the maturity date by one year in exchange for a payment in common shares or cash of three percent of the outstanding principal amount.
Loan facility interest rate	11.00%
Payment for monthly interest charge		$ 1,117
Interest expense on borrowings		$ 1,392